OTHER REAL ESTATE OWNED	12 Months Ended
Dec. 31, 2012
OTHER REAL ESTATE OWNED
OTHER REAL ESTATE OWNED

Note 9—OTHER REAL ESTATE OWNED

        The following summarizes the activity in the other real estate owned for the years ended December 31, 2012 and 2011.

	December 31,
(In thousands)	2012	2011
Balance—beginning of year	$7,351	$6,904
Additions—foreclosures	2,770	3,889
Writedowns	317	261
Sales	5,817	3,181

Balance, end of year	$3,987	$7,351